American Funds Retirement Income Portfolio — ConservativeSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,255,111	$51,698
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	3,541,197	207,302
The Income Fund of America, Class R-6	7,099,204	155,401
American Balanced Fund, Class R-6	3,600,309	103,617
American Funds Global Balanced Fund, Class R-6	1,513,263	51,587
		517,907
Fixed income funds 45%
The Bond Fund of America, Class R-6	18,307,826	260,521
U.S. Government Securities Fund, Class R-6	6,913,056	103,972
American Funds Inflation Linked Bond Fund, Class R-6	4,682,562	51,977
American Funds Mortgage Fund, Class R-6	4,894,170	51,927
		468,397
Total investment securities 100% (cost: $982,073,000)		1,038,002
Other assets less liabilities 0%		(274)
Net assets 100%		$1,037,728
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 7

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	963,619	315,185	23,693	1,255,111	$(37)	$(1,024)	$851	$51,698
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	2,655,999	1,033,171	147,973	3,541,197	(509)	(7,399)	5,261	207,302
The Income Fund of America, Class R-6	5,360,653	2,018,782	280,231	7,099,204	(378)	(4,435)	3,835	155,401
American Balanced Fund, Class R-6	2,945,572	728,352	73,615	3,600,309	7	2,954	1,622	103,617
American Funds Global Balanced Fund, Class R-6	1,252,302	293,113	32,152	1,513,263	(3)	1,938	579	51,587
								517,907
Fixed income funds 45%
The Bond Fund of America, Class R-6	15,545,987	3,878,277	1,116,438	18,307,826	(7)	16,069	4,312	260,521
U.S. Government Securities Fund, Class R-6	5,894,061	1,479,753	460,758	6,913,056	240	6,550	1,219	103,972
American Funds Inflation Linked Bond Fund, Class R-6	4,135,430	689,810	142,678	4,682,562	68	5,325	565	51,977
American Funds Mortgage Fund, Class R-6	4,049,325	909,597	64,752	4,894,170	1	2,009	616	51,927
								468,397
Total 100%					$(618)	$21,987	$18,860	$1,038,002
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 2 of 7

American Funds Retirement Income Portfolio — ModerateSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,385,466	$57,067
Equity-income and Balanced funds 70%
The Income Fund of America, Class R-6	12,993,995	284,438
Capital Income Builder, Class R-6	4,817,352	282,008
American Balanced Fund, Class R-6	5,920,458	170,391
American Funds Global Balanced Fund, Class R-6	1,648,808	56,208
		793,045
Fixed income funds 25%
The Bond Fund of America, Class R-6	8,024,034	114,182
American Funds Inflation Linked Bond Fund, Class R-6	5,138,546	57,038
U.S. Government Securities Fund, Class R-6	3,786,254	56,945
American Funds Mortgage Fund, Class R-6	5,364,159	56,914
		285,079
Total investment securities 100% (cost: $1,087,589,000)		1,135,191
Other assets less liabilities 0%		(276)
Net assets 100%		$1,134,915
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 3 of 7

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	1,176,128	224,020	14,682	1,385,466	$4	$(1,705)	$989	$57,067
Equity-income and Balanced funds 70%
The Income Fund of America, Class R-6	10,910,895	2,247,613	164,513	12,993,995	(201)	(11,873)	7,500	284,438
Capital Income Builder, Class R-6	4,062,324	809,924	54,896	4,817,352	(185)	(13,480)	7,658	282,008
American Balanced Fund, Class R-6	5,376,543	592,929	49,014	5,920,458	(7)	4,125	2,873	170,391
American Funds Global Balanced Fund, Class R-6	1,527,254	129,614	8,060	1,648,808	1	1,839	680	56,208
								793,045
Fixed income funds 25%
The Bond Fund of America, Class R-6	7,585,510	1,425,416	986,892	8,024,034	166	7,135	2,010	114,182
American Funds Inflation Linked Bond Fund, Class R-6	5,069,313	688,019	618,786	5,138,546	342	5,866	691	57,038
U.S. Government Securities Fund, Class R-6	3,590,153	635,011	438,910	3,786,254	183	3,761	722	56,945
American Funds Mortgage Fund, Class R-6	4,946,002	868,655	450,498	5,364,159	56	2,266	728	56,914
								285,079
Total 100%					$359	$(2,066)	$23,851	$1,135,191
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 4 of 7

American Funds Retirement Income Portfolio — EnhancedSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	1,597,174	$56,971
Growth-and-income funds 5%
American Mutual Fund, Class R-6	1,397,861	57,578
Equity-income and Balanced funds 80%
The Income Fund of America, Class R-6	13,124,906	287,304
Capital Income Builder, Class R-6	4,845,356	283,647
American Balanced Fund, Class R-6	7,952,690	228,879
American Funds Global Balanced Fund, Class R-6	3,324,379	113,328
		913,158
Fixed income funds 10%
American High-Income Trust, Class R-6	6,018,625	57,839
American Funds Inflation Linked Bond Fund, Class R-6	5,166,652	57,350
		115,189
Total investment securities 100% (cost: $1,095,881,000)		1,142,896
Other assets less liabilities 0%		(315)
Net assets 100%		$1,142,581
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 5 of 7

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 5%
AMCAP Fund, Class R-6	—	1,636,625	39,451	1,597,174	$(12)	$3,266	$—	$56,971
Growth-and-income funds 5%
American Mutual Fund, Class R-6	1,240,322	187,646	30,107	1,397,861	(122)	(1,788)	1,036	57,578
Equity-income and Balanced funds 80%
The Income Fund of America, Class R-6	13,802,785	2,035,056	2,712,935	13,124,906	(5,289)	(14,139)	9,337	287,304
Capital Income Builder, Class R-6	5,144,699	701,697	1,001,040	4,845,356	(4,753)	(15,094)	9,521	283,647
American Balanced Fund, Class R-6	7,559,823	748,403	355,536	7,952,690	(1,125)	5,588	3,998	228,879
American Funds Global Balanced Fund, Class R-6	3,228,511	260,496	164,628	3,324,379	(316)	3,700	1,421	113,328
								913,158
Fixed income funds 10%
American High-Income Trust, Class R-6	—	6,018,625	—	6,018,625	—	2,081	317	57,839
American Funds Inflation Linked Bond Fund, Class R-6	5,337,267	1,282,040	1,452,655	5,166,652	232	5,546	734	57,350
								115,189
Total 100%					$(11,385)	$(10,840)	$26,364	$1,142,896
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2020, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-825-0920O-S78015	American Funds Retirement Income Portfolio Series — Page 7 of 7